LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

3.   LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	2021	2020
Furniture and education equipment	$22,731	$13,703
Computer equipment and software	72,718	70,586
Leasehold improvements	79,511	70,811
	$174,960	$155,100
Less: accumulated depreciation	(144,563)	(101,124)
	$30,397	$53,976

Depreciation expense for the years ended December 31, 2021 and 2020 was $45,448 and $39,051, respectively. The Company did not record any long-lived asset impairment losses during the years ended December 31, 2021 and 2020.